Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Feb. 29, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fiscal Year End [Table Text Block]
Accordingly, the Company’s fiscal quarters will end on the last days of May, August, November, and February as follows:

	New date	Original date
Fourth quarter and year end, fiscal 2016	February 29, 2016	February 27, 2016
First quarter, fiscal 2017	May 31, 2016	May 28, 2016
Second quarter, fiscal 2017	August 31, 2016	August 27, 2016
Third quarter, fiscal 2017	November 30, 2016	November 26, 2016
Fourth quarter and year end, fiscal 2017	February 28, 2017	February 25, 2017
The impact of the change for the fourth quarter and year end, fiscal 2016, will be as follows:

	Three months ended February 2016	Year ended February 2016
Days in period prior to change	91	364
Days in period post-change	93	366
Difference	2	2
The impact of the change for fiscal 2017 will be as follows:

	First quarter	Second quarter	Third quarter	Fourth quarter
Days in period prior to change	91	91	91	91
Days in period post-change	92	92	91	90
Difference	1	1	—	(1)

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment are stated at cost, less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum
Property, plant and equipment are stated at cost, less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum